Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Derivative Assets at Fair Value [Table Text Block]
	Fair Value of Derivatives Designated as Hedge Instruments	Fair Value of Derivatives Not Designated As Hedge Instruments	Fair Value
Derivative assets:
Equity contracts	-	2,794	2,794